Property, plant and equipment - Summary of Movements in Leased Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	€ 1,330
Leased assets at end of period	1,410	€ 1,330
Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	1,330
Leased assets at end of period	1,410	1,330
Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	1,047
Leased assets at end of period	1,114	1,047
Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	283
Leased assets at end of period	296	283
Cost | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	3,208	3,305
Additions through business combinations		2
Additions	547	540
Disposals and other movements	(522)	(523)
Hyperinflationary adjustment	(4)	(1)
Reclassification as held for sale	(3)	(15)
Currency retranslation	67	(100)
Leased assets at end of period	3,293	3,208
Cost | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	2,625	2,655
Additions through business combinations		2
Additions	404	365
Disposals and other movements	(373)	(307)
Hyperinflationary adjustment	(4)	(1)
Reclassification as held for sale	(2)	(12)
Currency retranslation	56	(77)
Leased assets at end of period	2,706	2,625
Cost | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	583	650
Additions through business combinations		0
Additions	143	175
Disposals and other movements	(149)	(216)
Hyperinflationary adjustment	0	0
Reclassification as held for sale	(1)	(3)
Currency retranslation	11	(23)
Leased assets at end of period	587	583
Accumulated depreciation | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(1,878)	(1,951)
Depreciation/Impairment charge for the year	(377)	(401)
Disposals and other movements	412	411
Reclassification as held for sale	1	12
Currency retranslation	(41)	51
Leased assets at end of period	(1,883)	(1,878)
Accumulated depreciation | Land and buildings | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(1,578)	(1,580)
Depreciation/Impairment charge for the year	(271)	(292)
Disposals and other movements	292	245
Reclassification as held for sale	0	9
Currency retranslation	(35)	40
Leased assets at end of period	(1,592)	(1,578)
Accumulated depreciation | Plant and equipment | Leased assets
Disclosure of Detailed Information about Property, Plant and Equipment [Line Items]
Leased assets at beginning of period	(300)	(371)
Depreciation/Impairment charge for the year	(106)	(109)
Disposals and other movements	120	166
Reclassification as held for sale	1	3
Currency retranslation	(6)	11
Leased assets at end of period	€ (291)	€ (300)